SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Bank deposits interest rate, minimum	1.30%
Bank deposits interest rate, maximum	1.60%
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Share options and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	2,698,875	2,124,951	1,171,125
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	1,807,800	2,064,937	2,716,956